Reporting Entity - List of Subsidiaries (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Percentage of shares held	100.00%
Dividends payable recognized as Financial liabilities	₩ 23,191
Number of shares new issue	80,745,711	80,745,711
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares held	1.50%
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares held	80.30%
Percentage of shares owned	18.20%
H & Q Korea Partners, LLC [member]
Disclosure of subsidiaries [line items]
Number of shares acquired	1,863,093
Amount of shares acquired	₩ 500,000
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of shares owned	45.90%
Annual dividend rate	1.00%
Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of shares owned	52.60%
Parent [member]
Disclosure of subsidiaries [line items]
Number of shares acquired	7,420,091
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Number of shares new issue	7,990,867